DESCRIPTION OF BUSINESS AND ORGANIZATION (Details Narrative) (Zhengzhou Company [Member], USD $)	12 Months Ended
Dec. 31, 2013
Zhengzhou Company [Member]
Carrying amount of land use rights	$ 1,740,000
Reduction of additional paid in capital and retained earnings	$ 2,620,000